Summary of Significant Accounting Policies - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 32,050	$ 10,233
U.K
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	17,894	6,078
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	13,569	6,193
U.S
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 587	$ 185